OTHER LONG-TERM ASSETS - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) bbl	Dec. 31, 2013	Mar. 21, 2018 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of joint ventures [line items]
North West Redwater Partnership subordinated debt	$ 510,000,000			$ 385,000,000
Borrowings	$ 22,458,000,000			16,805,000,000
North West Redwater Partnership
Disclosure of joint ventures [line items]
Company's voting percent interest in joint venture	50.00%
Processing agreement, barrels of bitumen feedstock per day | bbl	50,000
Processing agreement, barrels of bitumen feedstock per date for the Company | bbl	12,500
Processing agreement, barrels of bitumen feedstock per date for others | bbl	37,500
Company's ownership interest in joint venture	50.00%	50.00%
Subordinated debt interest rate variable		6.00%
Subordinated debt contributed before accrued interest	$ 411,000,000
Accrued interest	99,000,000
North West Redwater Partnership subordinated debt	$ 510,000,000
Percent of pro rata share of debt company has committed paying to joint venture	25.00%
Term of commitment to joint venture	30 years
North West Redwater Partnership
Disclosure of joint ventures [line items]
Processing agreement, barrels of bitumen feedstock per day | bbl	50,000
Processing agreement term	30 years
Facility capital cost budget for the Project	$ 9,500,000,000
Possible percentage increase in the facility capital cost budget	2.00%
North West Redwater Partnership | 2.80% Series J Senior Secured Bonds Due June 2027
Disclosure of joint ventures [line items]
Bonds issued	$ 750,000,000
Bonds issued, interest rate	2.80%
North West Redwater Partnership | 3.65% Series K Senior Secured Bonds Due June 2035
Disclosure of joint ventures [line items]
Bonds issued	$ 750,000,000
Bonds issued, interest rate	3.65%
North West Redwater Partnership | 4.25% Series F Senior Secured Bonds Due June 2029
Disclosure of joint ventures [line items]
Bonds issued				$ 550,000,000
Bonds issued, interest rate				4.25%
North West Redwater Partnership | 4.75% Percent Series G Senior Secured Bonds Due June 2037
Disclosure of joint ventures [line items]
Bonds issued				$ 500,000,000
Bonds issued, interest rate				4.75%
North West Redwater Partnership | 4.15% Series H Senior Secured Bonds Due June 2033
Disclosure of joint ventures [line items]
Bonds issued				$ 500,000,000
Bonds issued, interest rate				4.15%
North West Redwater Partnership | 4.35% Series I Senior Secured Bonds Due January 2039
Disclosure of joint ventures [line items]
Bonds issued				$ 500,000,000
Bonds issued, interest rate				4.35%
North West Redwater Partnership | Syndicated credit facility
Disclosure of joint ventures [line items]
Borrowings	$ 1,870,000,000
Maximum credit facility	$ 3,500,000,000
Major debt transactions | North West Redwater Partnership | Syndicated credit facility
Disclosure of joint ventures [line items]
Maximum credit facility			$ 2,000,000,000
Major debt transactions | North West Redwater Partnership | Non-Revolving Term Credit Facility Maturing February 2020
Disclosure of joint ventures [line items]
Maximum credit facility			$ 1,500,000,000